Principal accounting policies - General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies
General and administrative expenses	$ 23,757	$ 12,983	$ 26,767